Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000034483 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R6
Trading Symbol	MEDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.36%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.36%	2.65%	3.66%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[1]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074227 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R4
Trading Symbol	MEDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.23%	2.54%	3.56%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[2]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R3
Trading Symbol	MEDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.05%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.05%	2.30%	3.31%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[3]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000074225 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R2
Trading Symbol	MEDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.32%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.77%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.77%	2.04%	3.05%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[4]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000074224 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class R1
Trading Symbol	MEDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.15%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.15%	1.52%	2.53%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[5]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000006903 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class I
Trading Symbol	MEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.33%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.33%	2.54%	3.55%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[6]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006902 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class C
Trading Symbol	MEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.24%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.24%	1.53%	2.54%
C with CDSC (1% for 12 months)×	6.24%	1.53%	2.54%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[7]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006901 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class B
Trading Symbol	MEDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$188	1.81%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class B shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.24%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.24%	1.53%	2.54%
B with CDSC (declining over six years from 4% to 0%)×	3.24%	1.22%	2.54%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[8]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006900 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsDebt Fund
Class Name	Class A
Trading Symbol	MEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.07%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.05%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.05%	2.28%	3.31%
A with initial sales charge (4.25%)	3.46%	1.40%	2.86%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 7,540,819,295
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 49,802,662	[9]
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.